SUBSEQUENT EVENTS (Details Textual)	1 Months Ended
	Aug. 29, 2016 USD ($)	Aug. 29, 2016 BRL
Subsequent Event [Line Items]
Income Tax Examination, Estimate of Possible Loss | $	$ 6.5
Payments to Acquire Businesses, Gross | BRL		BRL 21
Cielo Telecom [Member]
Subsequent Event [Line Items]
Number Of Trucks	16,000	16,000